Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Future minimum contractual charter revenue		$ 14,863,294
Handysize Drybulk Vessel Neptulus [Member]
Loss Contingencies [Line Items]
Asset acquisition, consideration transferred		129,510,000
Payments to acquire productive assets		124,350,000
Asset acquisition, consideration transferred, equity interest issued and issuable		$ 5,160,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Future minimum contractual charter revenue	$ 7,294,950